Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net income (loss)	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation	33,603	24,155	33,703	26,293
Amortization of intangibles	41,622	45,479	60,226	51,372
Non-cash interest expense	6,527	2,990	3,986	3,339
Deferred income tax benefit	(4,048)	(5,565)	(5,321)	(24,125)
Non-cash compensation expense	18,670	3,530	4,564	3,542
Fair value adjustment for contingent consideration	0	53	53	(1,810)
Loss on disposition of property, plant and equipment	394	1,472	1,495	791
Bad debt provision	522	284
Loss on extinguishment of debt	37,538	0		367
Changes in certain assets and liabilities:
Trade receivables	(26,385)	(33,739)	(8,632)	2,387
Inventories	(12,703)	(612)	(4,492)	953
Prepaid expenses and other current assets	(4,130)	(3,111)	(4,550)	3,460
Accounts payable	(12,753)	(869)	11,679	4,398
Accrued expenses and interest	(8,592)	1,616	20,376	(12,839)
Other assets and liabilities	(1,105)	3,850	1,981	2,796
Net cash provided by (used in) operating activities	11,286	20,257	94,872	67,302
Investing activities:
Purchases of property, plant and equipment	(54,768)	(46,440)	(63,006)	(42,758)
Proceeds from sale of property, plant and equipment	223	49	71	60
Acquisition, net of cash acquired	(18,453)			(292,984)
Net cash provided by (used in) investing activities	(72,998)	(46,391)	(62,935)	(335,682)
Financing activities:
Proceeds from initial public offering, net of related costs	822,630
Proceeds from 2025 Senior Notes	346,500
Redemption of Senior Notes	(665,000)
Payments of debt extinguishment costs	(24,938)
Proceeds under revolving credit facility	129,000	40,000	40,000	30,000
Payments under revolving credit facility	(85,000)	(40,000)	(40,000)	(30,000)
Proceeds from long-term debt				224,438
Payments on long-term debt obligations	(341,958)	(6,228)	(8,304)	(7,167)
Payment of debt issuance costs	(7,704)	0
Payments of financing fees				(5,179)
Proceeds (repayments) of finance lease obligations	(601)	1,592	1,405	(656)
Payments of IPO related costs			(584)
Payment of contingent consideration	0	(2,000)	(2,000)
Redemption of capital contribution by member	(3,553)	(26)	(101)	(2,694)
Capital contribution from equity member	1,500	1,311	1,311	40,000
Net cash provided by (used in) financing activities	170,876	(5,351)	(8,273)	248,742
Net increase (decrease) in cash and cash equivalents	109,164	(31,485)	23,664	(19,638)
Cash and cash equivalents-Beginning of period	105,947	82,283	82,283	101,921
Cash and cash equivalents-End of period	215,111	50,798	105,947	82,283
Supplemental cash flow disclosure:
Cash paid for interest, net of amounts capitalized	70,801	66,086	78,807	65,050
Cash paid for income taxes, net	544	803	1,252	622
Supplemental non-cash investing and financing disclosure:
Capital expenditures in accounts payable at end of period	5,058	4,142	3,674	4,983
Non-cash equity contribution				2,475
Property, plant and equipment acquired under finance leases	$ 630	$ 1,549	$ 1,637	$ 7,045